Reserves - Movements in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserves
Share-based compensation, net of accrued dividend	$ 4,104	$ 3,597	$ 2,791
Settlement of share-based compensation	949	53
Reserves
Reserves
Balance, beginning of year	10,160	(8,829)	(12,002)
Effective portion of changes in fair value of cash flow hedges	2,667	(6,522)	(849)
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	23,514	1,290
Share-based compensation, net of accrued dividend	4,104	3,597	2,791
Settlement of share-based compensation	(2,952)	(1,577)	(85)
Actuarial gain/(loss)		(23)	26
Balance, end of year	18,347	10,160	(8,829)
Hedging
Reserves
Balance, beginning of year	(7,177)	(24,169)	(24,610)
Effective portion of changes in fair value of cash flow hedges	2,667	(6,522)	(849)
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	23,514	1,290
Balance, end of year	(142)	(7,177)	(24,169)
Employee Benefits
Reserves
Balance, beginning of year	(105)	(82)	(108)
Actuarial gain/(loss)		(23)	26
Balance, end of year	(105)	(105)	(82)
Share-based compensation reserve
Reserves
Balance, beginning of year	17,442	15,422	12,716
Share-based compensation, net of accrued dividend	4,104	3,597	2,791
Settlement of share-based compensation	(2,952)	(1,577)	(85)
Balance, end of year	$ 18,594	$ 17,442	$ 15,422